Property, plant and equipment - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	€ 322	€ 1,869
Depreciation and amortization and impairment	19,586	16,853	€ 44,285
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization and impairment	12,000	12,500
R&D expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization and impairment	6,300	3,000
Marketing and distribution expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization and impairment	700	800
General and administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization and impairment	400	500
Buildings, leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	0	0
Machinery, laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	322	1,869
Furniture, fittings and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	0	0
Hardware
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	€ 0	€ 0
Minimum | Buildings, leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Minimum | Machinery, laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	1 year
Minimum | Furniture, fittings and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	4 years
Minimum | Hardware
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Maximum | Buildings, leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	40 years
Maximum | Machinery, laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	15 years
Maximum | Furniture, fittings and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Maximum | Hardware
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years